Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Reconciliation of (loss) earnings used for earnings per share calculations
Earnings (loss) used in determining consolidated earnings (loss) per share and earnings (loss) per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Earnings (loss) attributable to common shareholders	894	(115)	1,650	892
Less: Dividends declared on preference shares	(2)	-	(3)	(1)
Earnings (loss) used in consolidated earnings (loss) per share	892	(115)	1,647	891
Less: (Earnings) loss from discontinued operations, net of tax	(5)	44	(24)	55
Earnings (loss) used in earnings (loss) per share from continuing operations	887	(71)	1,623	946

Weighted average common shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings (loss) per share computation to the weighted-average number of common shares outstanding used in the diluted earnings (loss) per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2023	2022	2023	2022
Weighted-average number of common shares outstanding	469,605,944	486,892,062	471,344,081	486,639,796
Weighted-average number of vested DSUs	150,924	279,338	151,829	289,885
Basic	469,756,868	487,171,400	471,495,910	486,929,681
Effect of stock options and TRSUs	625,732	-	1,013,120	784,132
Diluted	470,382,600	487,171,400	472,509,030	487,713,813